Supplemental Oil and Natural Gas Disclosures (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Natural Gas Disclosures (Unaudited)
Supplemental Oil and Natural Gas Disclosures (Unaudited)
The following unaudited information regarding our oil and natural gas reserves has been prepared and is presented pursuant to requirements of the Securities and Exchange Commission (SEC) and the Financial Accounting Standards Board (FASB).
We lease our mineral interests, principally in Texas and Louisiana, to third-party entities for the exploration and production of oil and natural gas. When we lease our mineral interests, we may negotiate a lease bonus payment and we retain a royalty interest and may take an additional participation in production, including a working interest in which we pay a share of the costs to drill, complete and operate a well and receive a proportionate share of the production revenues.
On September 28, 2012, we acquired 100 percent of the outstanding common stock of Credo in an all cash transaction for $14.50 per share, representing an equity purchase price of approximately $146,445,000. In addition, we paid in full $8,770,000 of Credo’s outstanding debt. Credo is an independent oil and natural gas exploration, development and production company based in Denver, Colorado. The acquired assets include leasehold interests in the Bakken and Three Forks formations of North Dakota, the Lansing – Kansas City formation in Kansas and Nebraska, and the Tonkawa and Cleveland formations in Texas.
We engaged independent petroleum engineers, Netherland, Sewell & Associates, Inc., to prepare estimates of our proved oil and natural gas reserves, all of which are located in the U.S., and future net cash flows as of year-end 2012, 2011 and 2010. These estimates were based on the economic and operating conditions existing at year-end 2012, 2011 and 2010. Proved developed reserves are those quantities of petroleum from existing wells and facilities, which by analysis of geosciences and engineering data, can be estimated with reasonable certainty to be commercially recoverable, from a given date forward for known reservoirs and under defined economic conditions, operating methods and government regulations.
SEC rules require disclosure of proved reserves using the twelve-month average beginning-of-month price (which we refer to as the average price) for the year. These same average prices also are used in calculating the amount of (and changes in) future net cash inflows related to the standardized measure of discounted future net cash flows.
For 2012, 2011 and 2010, the average spot price per barrel of oil based on the West Texas Intermediate Crude price is $94.71, $92.71 and $75.96 and the average price per MMBTU of natural gas based on the Henry Hub spot market is $2.76, $4.12 and $4.38. All prices were adjusted for quality, transportation fees and regional price differentials.
The process of estimating proved reserves and future net cash flows is complex involving decisions and assumptions in evaluating the available engineering and geologic data and prices for oil and natural gas and the cost to produce these reserves and other factors, many of which are beyond our control. As a result, these estimates are imprecise and should be expected to change as future information becomes available. These changes could be significant. In addition, this information should not be construed as being the current fair market value of our proved reserves.

Estimated Quantities of Proved Oil and Natural Gas Reserves
Estimated quantities of proved oil and natural gas reserves are summarized as follows:

	Net Reserves
	Oil (Barrels)	Natural Gas (Mcf)

	(In thousands)
Consolidated entities:
Year-end 2009	580	6,660
Revisions of previous estimates	123	709
Extensions and discoveries	21	514
Production	(115)	(1,224)
Year-end 2010	609	6,659
Revisions of previous estimates	197	3
Extensions and discoveries	410	2,670
Production	(152)	(1,129)
Year-end 2011	1,064	8,203
Revisions of previous estimates	45	(2,163)
Extensions and discoveries	86	241
Acquisitions	2,396	7,109
Production	(371)	(1,668)
Year-end 2012	3,220	11,722
Our share of ventures accounted for using the equity method:
Year-end 2009	—	2,508
Revisions of previous estimates	—	1,041
Extensions and discoveries	—	895
Production	—	(573)
Year-end 2010	—	3,871
Revisions of previous estimates	—	(95)
Extensions and discoveries	—	—
Production	—	(493)
Year-end 2011	—	3,283
Revisions of previous estimates	—	(390)
Extensions and discoveries	—	—
Production	—	(321)
Year-end 2012	—	2,572
Total consolidated and our share of equity method ventures:
Year-end 2010(a)	609	10,530
Year-end 2011(a)	1,064	11,486
Year-end 2012	—	—
Proved developed reserves	2,416	13,020
Proved undeveloped reserves	804	1,274
Total Year-end 2012	3,220	14,294
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(a)	In 2011 and 2010, consolidated entities and equity method ventures did not include any proved undeveloped reserves. In 2012, proved undeveloped reserves are a result of our acquisition of Credo.
We do not have any estimated reserves of synthetic oil, synthetic natural gas or products of other non-renewable natural resources that are intended to be upgraded into synthetic oil and natural gas.
In 2012, decreases in gas prices accounted for about 800,000 Mcf of downward revisions in natural gas reserves for our consolidated entities and about 330,000 Mcf of downward revisions for our equity method ventures. The remaining downward revisions in natural gas reserves for our consolidated entities were attributable to adverse performance from reducing the total fluid withdrawal rate in a natural water drive reservoir, adverse performance from increasing total fluid withdrawal rate in another natural water drive reservoir, from unfavorable performance from newer wells in over-pressured reservoirs that are exhibiting pressure-dependent permeability reductions, and generally due to higher operating pressures adversely affecting natural gas well performances in a higher back-pressure environment.
In 2011, increases in oil prices accounted for about 28,000 barrels of the upward revisions in oil reserves for our consolidated entities. The remaining upward revisions to oil reserves were attributable to continued improved response from a steam injection program, improved operational efficiencies from water drive reservoirs, improved performance of recently completed oil wells and generally from improved production performances as a result of more efficient operations driven by higher oil prices.
In 2010, increases in oil and natural gas prices accounted for about 27,000 barrels and about 475,000 Mcf of upward revisions in reserves for our consolidated entities. The remaining upward revisions to oil reserves were attributable to improved performance of natural water drive reservoirs, response from a lease steam injection program, a work-over and installation of gas lift valves on a high volume and high royalty interest well, improved performance from a well that came online in late 2009 and the associated natural gas liquids, reactivation of two abandoned oil wells, two recompletions, and generally from improved production performances as a result of more efficient operations driven by higher oil prices. The balance of the upward revisions to natural gas reserves is attributable to the associated natural gas from the upward revisions in oil reserves. For ventures accounted for by the equity method, increases in natural gas prices accounted for about 46,000 Mcf of the upward revisions in natural gas reserves and the remaining upward revisions in natural gas reserves are from better than expected performance from nine Barnett Shale wells that were classified as proved developed non-producing at year-end 2009. These long-lateral horizontal wells began production in first quarter 2010.
In 2012, 2011 and 2010, reserve additions from new wells drilled and completed during the year are shown for both consolidated entities and ventures accounted for using the equity method under extensions and discoveries for the royalty interest wells and in 2012 with the acquisition of Credo, working interest wells apply industry practices for new well classifications. There were 27 new well additions in 2012, 36 new well additions in 2011 and 22 new well additions in 2010.
Capitalized Costs Relating to Oil and Natural Gas Producing Activities
Capitalized costs related to our oil and natural gas producing activities are as follows:

	At Year-End
	2012	2011
	(In thousands)
Consolidated entities:
Unproved oil and natural gas properties	$81,672	$714
Proved oil and natural gas properties	81,412	4,002
Total costs	163,084	4,716
Less accumulated depreciation, depletion and amortization	(4,657)	(155)
Net capitalized costs	$158,427	$4,561

We have not capitalized any costs for our share in ventures accounted for using the equity method. Proved and unproved oil and natural gas properties increased in 2012 principally due to our acquisition of Credo. At year-end 2012, oil and natural gas properties and equipment includes approximately $150,223,000 in net carrying value arising out of the Credo acquisition.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development
Costs incurred in oil and natural gas property acquisition, exploration and development activities, whether capitalized or expensed, follows:

	For the Year
	2012	2011	2010
	(In thousands)
Consolidated entities:
Acquisition of properties	$4,418	$714	$—
Exploration costs	1,752	549	—
Development costs	15,938	3,597	5
Total cost incurred for consolidated entities	$22,108	$4,860	$5

We have not incurred any costs for our share in ventures accounted for using the equity method. In 2012, acquisition of leasehold interests, exploration expenses, and development costs have increased as a result of our increased focus on these activities to increase production, reserves, and add net asset value, and also to explore and develop the assets acquired from Credo. In 2011, acquisition of properties represents unproved leasehold associated with 13,000 net mineral acres acquired in Alabama and Georgia. In 2011, the increase in development costs when compared with 2010 was due to our participation as a non-operating working interest owner in two wells during 2011.
Standardized Measure of Discounted Future Net Cash Flows
Estimates of future cash flows from proved oil and natural gas reserves are shown in the following table. Estimated income taxes are calculated by applying the appropriate tax rates to the estimated future pre-tax net cash flows less depreciation of the tax basis of properties and the statutory depletion allowance.

	At Year-End
	2012	2011	2010
	(In thousands)
Consolidated entities:
Future cash inflows	$322,098	$142,043	$74,264
Future production and development costs	(104,441)	(18,929)	(9,003)
Future income tax expenses	(50,350)	(38,681)	(20,570)
Future net cash flows	167,307	84,433	44,691
10% annual discount for estimated timing of cash flows	(60,764)	(31,735)	(17,881)
Standardized measure of discounted future net cash flows	$106,543	$52,698	$26,810
Our share in ventures accounted for using the equity method:
Future cash inflows	$5,125	$12,346	$15,748
Future production and development costs	(551)	(1,731)	(3,545)
Future income tax expenses	(1,738)	(3,154)	(3,542)
Future net cash flows	2,836	7,461	8,661
10% annual discount for estimated timing of cash flows	(1,423)	(3,953)	(4,334)
Standardized measure of discounted future net cash flows	$1,413	$3,508	$4,327
Total consolidated and our share of equity method ventures	$107,956	$56,206	$31,137

Future net cash flows were computed using prices used in estimating proved oil and natural gas reserves, year-end costs, and statutory tax rates (adjusted for tax deductions) that relate to proved oil and natural gas reserves.

Changes in the standardized measure of discounted future net cash flow follow:

	For the Year
	Consolidated	Our Share of Equity Method Ventures	Total
	(In thousands)
Year-end 2009	$21,138	$2,672	$23,810
Changes resulting from:
Net change in sales prices and production costs	9,929	939	10,868
Sales of oil and natural gas, net of production costs	(12,690)	(2,104)	(14,794)
Net change due to extensions and discoveries	2,148	1,526	3,674
Net change due to revisions of quantity estimates	9,153	2,224	11,377
Accretion of discount	2,340	279	2,619
Net change in income taxes	(5,208)	(1,209)	(6,417)
Aggregate change for the year	5,672	1,655	7,327
Year-end 2010	26,810	4,327	31,137
Changes resulting from:
Net change in sales prices and production costs	8,476	153	8,629
Sales of oil and natural gas, net of production costs	(17,747)	(1,622)	(19,369)
Net change due to extensions and discoveries	32,671	—	32,671
Net change due to revisions of quantity estimates	17,586	(204)	17,382
Accretion of discount	3,013	466	3,479
Net change in income taxes	(18,111)	388	(17,723)
Aggregate change for the year	25,888	(819)	25,069
Year-end 2011	52,698	3,508	56,206
Changes resulting from:
Net change in sales prices and production costs	(5,709)	(2,497)	(8,206)
Net change in future development costs	(1,834)	—	(1,834)
Sales of oil and natural gas, net of production costs	(31,732)	(632)	(32,364)
Net change due to extensions and discoveries	5,596	—	5,596
Net change due to acquisition of reserves	86,013	—	86,013
Net change due to revisions of quantity estimates	(2,254)	18	(2,236)
Previously estimated development costs incurred	1,007	—	1,007
Accretion of discount	7,377	401	7,778
Net change in income taxes	(4,619)	615	(4,004)
Aggregate change for the year	53,845	(2,095)	51,750
Year-end 2012	$106,543	$1,413	$107,956

Results of Operations for Oil and Natural Gas Producing Activities
Our royalty interests are contractually defined and based on a percentage of production at prevailing market prices. We receive our percentage of production in cash. Similarly, our working interests and the associated net revenue interests are contractually defined and we pay our proportionate share of the capital and operating costs to develop and operate the well and we market our share of the production. Our revenues fluctuate based on changes in the market prices for oil and natural gas, the inevitable decline in production in existing wells, and other factors affecting oil and natural gas exploration and production activities, including the cost of development and production.

Information about the results of operations of our oil and natural gas interests follow:

	For the Year
	2012	2011	2010
	(In thousands)
Consolidated entities(a)
Revenues	$36,204	$19,239	$13,724
Production costs	(4,472)	(1,492)	(1,032)
Exploration expenses	(1,754)	(549)	—
Depreciation, depletion, amortization	(4,931)	(337)	(334)
Oil and natural gas administrative expenses	(8,332)	(4,445)	(3,295)
Income tax expenses	(4,841)	(3,645)	(2,637)
Results of operations	$11,874	$8,771	$6,426
Our share in ventures accounted for using the equity method:
Royalty revenues	$770	$1,882	$2,359
Production costs	(138)	(260)	(255)
Exploration expenses	—	—	—
Depreciation, depletion, amortization	—	—	—
Oil and natural gas administrative expenses	(123)	(228)	(70)
Income tax expenses	(147)	(400)	(605)
Results of operations	$362	$994	$1,429
Total results of operations	$12,326	$9,765	$7,855
 _____________________

(a)	2012 includes only three months of operations from Credo due to our September 28, 2012 acquisition.
Production costs represent our share of oil and natural gas production severance taxes, and lease operating expenses.
Oil and natural gas produced and average unit prices related to our royalty and working interests follows:

	For the Year
	2012	2011	2010
Consolidated entities:
Oil production (barrels)	371,300	151,900	115,400
Average price per barrel	$85.09	$96.84	$73.09
Natural gas production (millions of cubic feet)	1,667.7	1,128.6	1,223.6
Average price per thousand cubic feet	$2.76	$4.01	$4.32
Our share of ventures accounted for using the equity method:
Natural gas production (millions of cubic feet)	321.3	493.4	572.8
Average price per thousand cubic feet	$2.40	$3.81	$4.12
Total consolidated and our share of equity method ventures:
Oil production (barrels)	371,300	151,900	115,400
Average price per barrel	$85.09	$96.84	$73.09
Natural gas production (millions of cubic feet)	1,989.0	1,622.0	1,796.4
Average price per thousand cubic feet	$2.71	$3.95	$4.26
Total BOE (barrel of oil equivalent)(a)	702,800	422,200	414,800
Average price per barrel of oil equivalent	$52.16	$50.02	$38.77
 _____________________

(a)	Natural gas is converted to barrels of oil equivalent (BOE) using the conversion of six Mcf to one barrel of oil.
In fourth quarter 2012, operations acquired from Credo produced approximately 116,600 barrels of oil at an average price of $79.94 per barrel and 225 MMcf of natural gas at an average price of $3.64 per Mcf.